Cash Accumulation Trust

National Money Market Fund

Dryden California Municipal Fund

California Income Series

Dryden Global Real Estate Fund, Inc.

Dryden Global Total Return Fund, Inc.

Dryden Government Income Fund, Inc.

Dryden Government Securities Trust

Money Market Series

Dryden High Yield Fund, Inc.

Dryden Index Series Fund, Inc.

Dryden Stock Index Fund

Dryden Municipal Bond Fund

High Income Series

Insured Series

Dryden National Municipals Fund, Inc.

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Dryden Small Cap Core Equity Fund, Inc.

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Dryden Total Return Bond Fund, Inc.

Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Natural Resources Fund, Inc.

Target Portfolio Trust

Large Capitalization Growth Portfolio

Small Capitalization Growth Portfolio

International Equity Portfolio

Total Return Bond Portfolio

Mortgage Backed Securities Portfolio

Large Capitalization Value Portfolio

Small Capitalization Value Portfolio

International Bond Portfolio

Intermediate-Term Bond Portfolio

U.S. Government Money Market Portfolio

Jennison Sector Funds, Inc.

Jennison Financial Services Fund

Jennison Health Sciences Fund

Jennison Utility Fund

Jennison Small Company Fund, Inc.

Jennison Mid-Cap Growth Fund, Inc.

JennisonDryden Portfolios

Jennison Value Fund

Dryden US Equity Active Extension Fund

MoneyMart Assets, Inc.

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Prudential Investment Portfolios, Inc.

Dryden Active Allocation Fund

JennisonDryden Asset Allocation Funds

JennisonDryden Conservative Allocation Fund

JennisonDryden Moderate Allocation Fund

JennisonDryden Growth Allocation Fund

Jennison Growth Fund

Jennison Equity Opportunity Fund

Prudential World Fund, Inc.

Dryden International Equity Fund

Dryden International Value Fund

Nicholas-Applegate Fund, Inc.

Strategic Partners Opportunity Funds

Dryden Strategic Value Fund

Jennison Select Growth Fund

Strategic Partners Style Specific Funds, Inc.

Jennison Conservative Growth Fund

Dryden Small Capitalization Value Fund

Target Asset Allocation Funds, Inc.

Target Conservative Allocation Fund

Target Growth Allocation Fund

Target Moderate Allocation Fund

Strategic Partners Mutual Funds, Inc.

Dryden Mid-Cap Value Fund

Jennison Equity Income Fund

Dryden Money Market Fund

Supplement dated March 19, 2008 to the Prospectus

This supplement amends the Prospectus of each of the Funds referenced above and is in addition to any existing supplement to a Fund’s Prospectus.

The section of the prospectus under the heading How to Buy, Sell, and Exchange Shares of the Fund – How to Buy Shares – Reducing or Waiving Class A’s Initial Sales Charge - Other Types of Investors is hereby deleted and replaced with the following:

Other Types of Investors. Certain other types of investors may purchase Class A shares without paying the sales charge, including:

•

certain directors, officers, employees (including their spouse, children and parents) of Prudential and its affiliates, the JennisonDryden mutual funds, and the investment subadvisers of the JennisonDryden mutual funds;

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•	persons who have retired directly from active service with Prudential or one of its subsidiaries;
•	certain real estate brokers, agents and employees of real estate brokerage companies affiliated with the Prudential Real Estate Affiliates;
•	registered representatives and employees of broker-dealers that have entered into dealer agreements with the Distributor; and
•

investors in Individual Retirement Accounts (IRAs), provided that: (a) the purchase is made either from a directed rollover to such IRA or with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential Retirement (the institutional Benefit Plan recordkeeping entity of Prudential) provides administrative or recordkeeping services, in each case provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution, or (b) the Individual Retirement Account is established through Prudential Retirement as part of its "Rollover IRA" program (regardless of whether or not the purchase consists of proceeds of a tax-free rollover of assets from a Benefit Plan described above).

To qualify for a waiver of the Class A sales charge at the time of purchase, you must notify the Transfer Agent or the Distributor must be notified by the broker facilitating the purchase that the transaction qualifies for a waiver of the Class A sales charge. The waiver will be granted subject to confirmation of your account holdings.

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